UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08707

Name of Fund:  BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 131.5%

Alabama — 1.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$2,330	$2,469,474
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	565	627,896

		3,097,370
California — 23.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	2,895	2,971,081
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	1,730	1,900,734
Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 08/01/19(a)	1,325	1,407,455
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,085	1,253,913
2nd, 5.25%, 05/01/33	850	961,571
5.00%, 05/01/44	1,090	1,210,020
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 07/01/38	1,575	1,599,916
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	2,400	2,648,184
5.75%, 03/01/34	2,180	2,411,298
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(a)	1,605	1,731,570
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,914,350
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 07/01/18(a)	2,100	2,136,708
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 08/01/18(a)	1,850	1,888,480

Security	Par (000)	Value
California (continued)
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	$1,420	$1,686,818
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	1,000	1,090,800
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 08/01/33	1,825	1,858,781
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,335	1,512,862
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	3,170	3,719,012
5.25%, 05/15/38	900	1,028,034
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,761,390
5.50%, 11/01/31	2,465	2,887,304
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	725	832,713
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	540	636,595

		42,049,589
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,149,600
5.50%, 11/15/30	340	388,511
5.50%, 11/15/31	405	461,627

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	$1,900	$2,006,704

		4,006,442
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	590	664,476

District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/18(a)	2,000	2,054,760

Florida — 16.0%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	400	458,880
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,159,856
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	1,984,580
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,646,130
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	115	116,900
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,150,401
Series A, 6.00%, 10/01/38	1,000	1,169,340
Series B, AMT, 6.25%, 10/01/38	460	543,890
Series B, AMT, 6.00%, 10/01/42	615	718,443
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,900	3,186,346
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,465	3,863,683
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	4,645	4,918,358
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,040	1,191,372

Security	Par (000)	Value
Florida (continued)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	$3,995	$4,499,648

		28,607,827
Hawaii — 1.5%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 08/01/25	425	481,877
5.25%, 08/01/26	460	518,802
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 07/01/45	1,500	1,668,540

		2,669,219
Illinois — 14.9%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,097,390
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	960	1,071,802
3rd Lien, Series A, 5.75%, 01/01/39	185	203,820
3rd Lien, Series C, 6.50%, 01/01/21(a)	5,225	5,944,587
Senior Lien, Series D, AMT, 5.00%, 01/01/42	430	480,757
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	2,000	2,076,340
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,089,500
Sales Tax Receipts, 5.25%, 12/01/40	1,790	1,948,182
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,176,916
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,332,525
5.25%, 12/01/43	1,505	1,569,279
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	555	610,428
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	1,405	1,576,649
6.00%, 06/01/21	400	455,316

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO:
5.25%, 02/01/31	$875	$922,311
5.25%, 02/01/32	1,355	1,426,801
5.50%, 07/01/33	2,000	2,119,700
5.50%, 07/01/38	425	449,382

		26,551,685
Indiana — 3.8%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 02/01/36	3,055	3,318,280
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	545	565,312
5.50%, 01/01/38	2,235	2,312,912
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	565	608,183

		6,804,687
Louisiana — 4.0%
City of New Orleans Aviation Board, ARB, General Airport North Terminal Project, Series B, AMT, 5.00%, 01/01/48	3,740	4,157,197
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,709,640
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	1,215	1,270,598

		7,137,435
Maryland — 0.9%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	1,430	1,605,790

Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	245	274,319
5.25%, 01/01/42	545	622,859
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	595	676,682

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$830	$853,049

		2,426,909
Michigan — 1.1%
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	1,910	1,985,579

Minnesota — 1.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	205	213,140
6.50%, 11/15/38	1,120	1,162,034
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	575	599,110

		1,974,284
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,196,210
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,172,370

		4,368,580
Montana — 0.3%
Montana State Board of Housing, RB, S/F, Series B-2:
3.38%, 12/01/37	245	239,610
3.50%, 12/01/42	105	103,792
3.60%, 12/01/47	165	162,616

		506,018
Nevada — 6.6%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	320	353,562
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	1,410	1,498,618
County of Clark Nevada, GO, Limited Tax, 5.00%, 06/01/18(a)	3,500	3,542,840
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	1,500	1,579,470

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Nevada Clark School District, GO, Refunding, Building, Series A, 5.00%, 06/15/25	$4,120	$4,773,144

		11,747,634
New Jersey — 7.2%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	3,000	3,326,790
(AGM), 5.00%, 01/01/31	790	885,472
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	2,100	2,204,643
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	3,170	3,274,895
Series AA, 5.50%, 06/15/39	1,890	2,027,554
Series B, 5.25%, 06/15/36	1,000	1,056,100

		12,775,454
New York — 5.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 06/15/40	3,410	3,573,100
Water & Sewer System, 5.38%, 06/15/43	1,305	1,434,874
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	1,555	1,740,092
5.75%, 02/15/47	955	1,048,714
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,200,580

Security	Par (000)	Value
New York (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	$535	$596,134

		10,593,494
Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,000	2,278,020
Oklahoma — 0.6%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	955	1,047,769
Pennsylvania — 2.5%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,479,527
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	1,645	1,613,416
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 06/01/47	170	192,343
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,000	1,121,550

		4,406,836
South Carolina — 6.0%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,534,141
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,000	1,127,240
6.00%, 07/01/38	1,695	1,952,793
5.50%, 07/01/41	1,000	1,125,640
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,095	1,216,884
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,500	2,791,825

		10,748,523
Tennessee — 1.6%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,812,400

Texas — 16.9%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 08/01/18(a)	2,500	2,546,650

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	$1,360	$1,540,146
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(a)	3,790	4,005,348
6.00%, 11/15/35	210	222,044
Dallas Texas Area Rapid Transit, Refunding RB, Senior Lien(a):
5.25%, 12/01/18	1,490	1,537,680
5.25%, 12/01/18	1,110	1,145,520
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	2,965	3,162,943
Series H, 5.00%, 11/01/37	2,200	2,393,842
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,240	1,434,395
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	3,150	3,544,191
North Texas Tollway Authority, Refunding RB, 1st Tier-Series A, 5.00%, 01/01/43	910	1,040,703
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	620	702,392
State of Texas, GO, Refunding, Transportation Commission-Mobility Fund, Series B, 5.00%, 10/01/36	5,750	6,771,717

		30,047,571
Vermont — 0.9%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,683,135

Virginia — 2.6%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	570	627,724
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	1,300	1,354,418

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	$2,330	$2,576,607

		4,558,749
Washington — 2.7%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,375	1,517,478
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/37	1,450	1,654,928
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42	385	436,775
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	1,075	1,188,047

		4,797,228
Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	330	372,464

Total Municipal Bonds — 131.5% (Cost — $220,297,123)		234,379,927

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(b)
California — 2.9%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$4,500	$5,165,303

Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 04/29/18(a)	5,610	5,659,396

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	1,992,387

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(c)	1,039	1,070,312

Florida — 4.3%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 07/01/18(a)	7,500	7,645,537

Illinois — 1.5%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,508	2,576,874

Maryland — 1.0%
City of Baltimore Maryland, RB, Wastewater Project, Sub-Series A, 5.00%, 07/01/46	1,499	1,708,932

Michigan — 1.9%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,415,288

Nevada — 5.1%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 07/01/18	5,000	5,097,025
Series B, 5.50%, 07/01/19	3,749	3,956,291

		9,053,316

Security	Shares/Par (000)	Value
New Jersey — 1.2%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$2,159	$2,207,144

New York — 5.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,400	1,448,058
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	5,034,394
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(c)	2,660	2,996,489

		9,478,941
Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,184	1,328,175

Utah — 0.6%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,005	1,049,316

Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(c)	2,320	2,668,441

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.9% (Cost — $53,264,384)		55,019,362

Total Long-Term Investments — 162.4% (Cost — $273,561,507)		289,399,289

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95% (d)(e)	295,096	295,126

Total Short-Term Securities — 0.2% (Cost — 295,126)		295,126

Total Investments — 162.5% (Cost — $273,856,633)		289,694,415
Other Assets Less Liabilities — 2.7%		4,734,916
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.4)%		(29,198,493)
VMTP Shares, at Liquidation Value — (48.8)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$178,230,838

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(c)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to October 1, 2024, is $3,450,256.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,580,695	(5,285,599)	295,096	$295,126	$14,835	$2,556	$—

(a) Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description			Number of Contracts	Expiration Date		Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note			28	03/20/18		$3,404	$78,410
Long U.S. Treasury Bond			42	03/20/18		6,208	192,486
5-Year U.S. Treasury Note			27	03/29/18		3,097	39,996

$310,892

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$289,399,289	$—	$289,399,289
Short-Term Securities	295,126	—	—	295,126

	$295,126	$289,399,289	$ —	$289,694,415

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$310,892	$—	$—	$310,892

(a)	See above schedule of investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(29,123,326)	$—	$(29,123,326)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(116,123,326)	$—	$(116,123,326)

During the period ended January 31, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund, Inc.

Date: March 21, 2018